Exploration and Evaluation Assets (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	CAD 308,462
Impairment	0	CAD (423,176)
Exploration and evaluation expense	(8,253)	(5,976)
Exploration and evaluation assets, end of year	272,974	308,462
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	308,462	578,969
Capital expenditures	7,118	4,716
Divestitures	(1,276)	(2,353)
Impairment	0	(166,617)
Exploration and evaluation expense	(8,253)	(5,976)
Transfer to oil and gas properties	(20,198)	(85,069)
Foreign currency translation	(12,879)	(15,208)
Exploration and evaluation assets, end of year	CAD 272,974	CAD 308,462